Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	At December 31, 2024
	Original cost	Accumulated depreciation	Assets net
	USD’000	USD’000	USD’000
Bearer plant	31,009	5,558	25,451
Buildings	516	306	210
Plant and machinery	483	454	29
Fixtures and equipment	18	18	—
Motor vehicles	1	1	—
Software	20	20	—
Leasehold improvements	20	19	1
	32,067	6,376	25,691
	At December 31, 2025
	Original cost	Accumulated depreciation	Assets net
	USD’000	USD’000	USD’000
Bearer plant	32,369	6,961	25,408
Buildings	580	350	230
Plant and machinery	504	475	29
Fixtures and equipment	18	18	—
Motor vehicles	1	1	—
Software	137	33	104
Leasehold improvements	20	20	—
	33,629	7,858	25,771